Revenue	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Revenue
3. Revenue
Disaggregation of revenue

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2024	$m	$m	$m	$m	$m

Franchise and base management fees	958	277	122	–	1,357

Incentive management fees	21	118	39	–	178

Central revenue	–	–	–	239	239

Revenue from fee business	979	395	161	239	1,774

Revenue from owned, leased and managed lease hotels	162	353	–	–	515

Revenue from insurance activities	–	–	–	23	23

	1,141	748	161	262	2,312

System Fund revenues (note 31 )					1,611

Reimbursable revenues (note 31 )					1,000

Total revenue					4,923
Following
execution of a revised agreement with the IHG Owners Association, a portion of ancillary revenue from the consumption of certain IHG One Rewards points are reported in Central revenue. The agreed change initially applies to
50% of proceeds from points sold

to consumers

from 1 January 2024, resulting in approximately $25m of fee business revenue
in 2024 which would have previously been recognised in System Fund and reimbursable revenues, and will increase to 100% from 1 January 2025. In line with the Group’s accounting policy
(see page 200), revenue from the sale of points is deferred until the future benefit has been consumed by the member.

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2023	$m	$m	$m	$m	$m

Franchise and base management fees	936	253	115	–	1,304

Incentive management fees	21	101	46	–	168

Central revenue	–	–	–	200	200

Revenue from fee business	957	354	161	200	1,672

Revenue from owned, leased and managed lease hotels	148	323	–	–	471

Revenue from insurance activities	–	–	–	21	21

	1,105	677	161	221	2,164

System Fund revenues (note 31 )					1,564

Reimbursable revenues (note 31 )					896

Total revenue					4,624

	Americas	EMEAA	Greater China	Central	Group
Year ended 31 December 2022	$m	$m	$m	$m	$m

Franchise and base management fees	861	215	71	–	1,147

Incentive management fees	18	69	16	–	103

Central revenue	–	–	–	184	184

Revenue from fee business	879	284	87	184	1,434

Revenue from owned, leased and managed lease hotels	126	268	–	–	394

Revenue from insurance activities	–	–	–	15	15

	1,005	552	87	199	1,843

System Fund revenues (note 31 )					1,217

Reimbursable revenues (note 31 )					832

Total revenue					3,892
Contract balances

31 December	2024 $m	2023 $m

Trade receivables (note 16)	651	580

Contract assets	650	459

Deferred revenue	(2,060)	(1,848)

Contract assets

	2024 $m	2023 $m

At 1 January	459	367

Additions	237	129

Recognised as a deduction to revenue	(43)	(37)

Impairment reversals (note 6 )	3	–

Repayments	–	(7)

Exchange and other adjustments	(6)	7

At 31 December	650	459

Analysed as:

Current	38	35

Non-current	612	424

	650	459
The increase in the balance of contract assets in the year is due to payments in the year exceeding amounts recognised as a reduction to revenue over the term of the relevant management and franchise agreements, reflecting the growth in the Group’s system size including the NOVUM conversion portfolio.
The Group also has future commitments for key money payments which are contingent upon future events and may reverse.
At 31 December 2024, the maximum exposure remaining under performance guarantees was $77m (2023: $80m).
Deferred revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m

At 1 January 2023	1,411	33	167	113	1,724

Increase in deferred revenue	672	–	27	63	762

Recognised as revenue	(554)	(11)	(23)	(48)	(636)

Exchange and other adjustments	–	–	–	(2)	(2)

At 31 December 2023	1,529	22	171	126	1,848

Increase in deferred revenue	726	97	23	61	907

Recognised as revenue	(602)	(8)	(23)	(58)	(691)

Exchange and other adjustments	–	–	–	(4)	(4)

At 31 December 2024	1,653	111	171	125	2,060

Analysed as:

Current	661	12	23	70	766

Non-current	992	99	148	55	1,294

	1,653	111	171	125	2,060

At 31 December 2023 analysed as:

Current	649	11	22	70	752

Non-current	880	11	149	56	1,096

	1,529	22	171	126	1,848
Increase in deferred revenue includes both

amounts received and recognised as revenue in the same year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.
Loyalty programme revenues, shown gross in the table above, are presented net of the corresponding redemption cost in the Group income statement.
Other deferred revenue includes technical service fees and guest deposits received by owned, leased and managed lease hotels.

Transaction price allocated to remaining performance obligations
The expected timing of recognition of amounts received and not yet recognised relating to performance obligations that were unsatisfied at the year end are as follows:

	2024			2023

	Loyalty and co-brand	Other	Total	Loyalty and co-brand	Other	Total
	$m	$m	$m	$m	$m	$m

Less than one year	673	93	766	660	92	752

Between one and two years	355	43	398	346	43	389

Between two and three years	214	30	244	195	32	227

Between three and four years	140	24	164	118	24	142

Between four and five years	95	22	117	73	20	93

More than five years	287	84	371	159	86	245

	1,764	296	2,060	1,551	297	1,848
Contract costs

	2024 $m	2023 $m

At 1 January	87	80

Costs incurred	18	15

Charged to income statement	(8)	(8)

Exchange and other adjustments	(2)	–

At 31 December	95	87

Analysed as:

Current	5	5

Non-current	90	82

	95	87